Stock Options	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

Note 17. Stock Options

The Company has a directors’ stock compensation plan and had an employees’ long-term incentive plan. Under the directors’ plan, the Company may grant options for up to 210,000 shares of common stock. The price of each option is equal to the market price determined as of the option grant date. Options granted are exercisable after six months and expire after 10 years. The employee plan expired on April 13, 2009 and no options have been granted since this date. The options previously granted under the employee plan expire 10 years from the grant date. The exercise price is equal to the market price of the Company’s stock on the date of grant.

The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. No options were granted in 2015 or 2014 therefore no calculations were required in 2015 or 2014 to determine fair values.

The Company has adopted the 2013 Incentive Compensation Plan (the “2013 Plan”), which the Company has used for all equity grants post the adoption and approval of the 2013 Plan.

During 2015, the Company’s directors received restricted stock grants totaling 7,500 shares of common stock at a then market value of $18.86 per share and in 2014 received 7,500 shares of common stock at a then market value of $18.40 per share. These grants vest over a one-year period during which time the recipients have rights to vote the shares and to receive dividends. The grant date fair value of these shares granted in 2015 was $141,450 and will be recognized over the one-year restriction period at a cost of $11,788 per month less deferred taxes of $4,397 per month. The grant date fair value of the shares granted in 2014 was $138,000 and was recognized over the one-year restriction period at a cost of $11,500 per month less deferred taxes of $4,290 per month. During 2015 and 2014, the Company recorded expense of $117,300 and $115,000 and recorded deferred taxes in the amounts of $44,250 and $42,900, respectively, related to these restricted shares.

At December 31, 2015, there were 7,500 shares non-vested with $47,150 in unrecognized stock-based compensation expense related to the 2013 Plan.

Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2015, 2014 and 2013:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2013	111,000	$20.97	108,000	$20.90
Granted	—	—	—	—
Exercised	(3,000)	16.40	(7,000)	14.91
Expired	(4,500)	16.40	(19,000)	18.11

Outstanding at December 31, 2013	103,500	$20.97	82,000	$20.90

Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(7,500)	22.25	(35,500)	21.95

Outstanding at December 31, 2014	96,000	$21.30	46,500	$22.06

Granted	—	—	—	—
Exercised	—	—	(1,500)	18.00
Expired	(9,000)	20.00	(2,200)	21.05

Outstanding at December 31, 2015	87,000	$21.35	23,000	$23.46

Options exercisable at:
December 31, 2015	87,000	$21.35	23,000	$23.46

Weighted average fair value of Options granted during years ended
December 31, 2013		$—		$—
December 31, 2014		$—		$—
December 31, 2015		$—		$—

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

	Options	Weighted	Weighted Average
Range of Exercise Prices	Outstanding	Average Price	Life Remaining
$15.01 to $20.00	25,500	18.40	4 years, 5 months
$20.01 to $22.50	39,000	21.23	3 years, 1 month
$22.51 and above	45,500	24.18	1 years, 6 months

Total	110,000	$21.79	2 years, 9 months

The intrinsic value of options granted under the Directors’ Plan at December 31, 2015 was $232,995 and the intrinsic value of the Employees’ Plan at December 31, 2015 was $5,980 for a total intrinsic value at December 31, 2015 of $238,975. Additionally, the total intrinsic value of options exercised during 2015 and 2014 was $1,950 and $0, respectively.

There were no options granted during 2015 under the 2013 Plan.